ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2017	2018
Accounts receivable	937	910
Less: allowance for doubtful accounts	(36)	(34)
Accounts receivable, net	901	876

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2017	2018
Balance at beginning of the year	34	36
Foreign currency adjustment	2	(2)
Balance at end of the year	36	34